VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Diversified Financials: 100.0%
Apollo Investment Corp. †	991,823	$13,002,800
Ares Capital Corp.	4,862,819	107,468,300
Bain Capital Specialty Finance, Inc. †	793,915	12,670,883
Barings BDC, Inc.	781,768	8,474,365
BlackRock TCP Capital Corp. †	947,136	12,824,221
Capital Southwest Corp. †	382,697	9,529,155
Fidus Investment Corp. †	376,628	6,749,174
FS KKR Capital Corp. †	3,007,547	65,895,355
Gladstone Capital Corp. †	562,453	6,164,485
Gladstone Investment Corp. †	544,412	8,590,821
Goldman Sachs BDC, Inc. †	1,286,600	25,770,598
Golub Capital BDC, Inc. †	1,610,346	25,250,225
Hercules Capital, Inc.	1,488,115	26,607,496
Main Street Capital Corp. †	734,386	32,489,237
New Mountain Finance Corp. †	1,445,874	19,230,124
Newtek Business Services Corp. †	374,949	10,007,389
Oaktree Specialty Lending Corp.	2,631,868	19,817,966
Owl Rock Capital Corp. †	3,443,969	50,557,465
	Number of Shares	Value
Diversified Financials (continued)
PennantPark Floating Rate Capital Ltd. †	599,237	$7,760,119
PennantPark Investment Corp. †	1,044,296	7,330,958
Prospect Capital Corp. †	3,217,742	27,029,033
Sixth Street Specialty Lending, Inc.	1,030,786	24,594,554
SLR Investment Corp.	582,032	10,691,928
TCG BDC, Inc. †	798,958	11,257,318
TriplePoint Venture Growth BDC Corp. †	477,533	8,051,207
Total Common Stocks (Cost: $495,382,342)		557,815,176

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.6% (Cost: $36,943,213)
Money Market Fund: 6.6%
State Street Navigator Securities Lending Government Money Market Portfolio	36,943,213	36,943,213
Total Investments: 106.6% (Cost: $532,325,555)		594,758,389
Liabilities in excess of other assets: (6.6)%		(36,597,121)
NET ASSETS: 100.0%		$558,161,268

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $42,009,735.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$557,815,176
1